UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Mid Cap 400® Index Fund
(Institutional, Investor and Class L)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2018
Sector	Percentage of Fund Investments
Financial	23.46%
Industrial	16.51
Consumer, Non-cyclical	14.46
Consumer, Cyclical	11.78
Technology	9.20
Energy	5.31
Basic Materials	4.91
Utilities	4.53
Communications	2.70
Short Term Investments	7.14
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,034.10	$0.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$0.95
Investor Class
Actual	$1,000.00	$1,032.00	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.74
Class L
Actual	$1,000.00	$1,030.40	$4.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$3.99
* Expenses are equal to the Fund's annualized expense ratio of 0.19% for the Institutional Class, 0.55% for the Investor Class and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.13%
59,589	Allegheny Technologies Inc(a)	$ 1,496,876
29,100	Ashland Global Holdings Inc	2,275,038
28,817	Cabot Corp	1,780,026
21,287	Carpenter Technology Corp	1,119,058
83,134	Chemours Co	3,687,824
55,936	Commercial Metals Co	1,180,809
15,358	Compass Minerals International Inc(b)	1,009,788
28,991	Domtar Corp	1,384,030
16,060	Minerals Technologies Inc	1,210,121
4,232	NewMarket Corp	1,711,844
77,730	Olin Corp	2,232,406
38,226	PolyOne Corp	1,652,128
33,764	Reliance Steel & Aluminum Co	2,955,700
30,652	Royal Gold Inc	2,845,732
62,172	RPM International Inc	3,625,871
19,906	Sensient Technologies Corp	1,424,274
111,352	Steel Dynamics Inc	5,116,624
83,423	United States Steel Corp	2,898,949
94,901	Valvoline Inc	2,047,015
51,766	Versum Materials Inc	1,923,107
		43,577,220
Communications — 2.82%
21,571	AMC Networks Inc Class A(a)	1,341,716
80,987	ARRIS International PLC(a)	1,979,727
2,184	Cable One Inc	1,601,505
32,500	Cars.com Inc(a)	922,675
66,679	Ciena Corp(a)	1,767,660
18,168	FactSet Research Systems Inc	3,599,081
16,143	InterDigital Inc	1,305,969
20,474	John Wiley & Sons Inc Class A	1,277,578
24,357	LogMeIn Inc	2,514,860
18,168	Meredith Corp(b)	926,568
60,040	New York Times Co Class A(b)	1,555,036
15,699	Plantronics Inc	1,197,049
101,300	Tegna Inc	1,099,105
42,050	Telephone & Data Systems Inc	1,153,011
25,197	ViaSat Inc(a)(b)	1,655,947
		23,897,487
Consumer, Cyclical — 12.31%
77,671	American Eagle Outfitters Inc	1,805,851
27,400	AutoNation Inc(a)	1,331,092
66,180	Bed Bath & Beyond Inc	1,318,636
19,536	Big Lots Inc(b)	816,214
38,000	Boyd Gaming Corp	1,317,080
20,800	Brinker International Inc(b)	990,080
41,147	Brunswick Corp	2,653,158
21,794	Carter's Inc	2,362,252
17,359	Casey's General Stores Inc	1,824,084
19,665	Cheesecake Factory Inc(b)	1,082,755
5,198	Churchill Downs Inc	1,541,207
49,464	Cinemark Holdings Inc	1,735,197
11,053	Cracker Barrel Old Country Store Inc(b)	1,726,589
Shares		Fair Value
Consumer, Cyclical — (continued)
66,806	Dana Inc	$ 1,348,813
14,547	Deckers Outdoor Corp(a)	1,642,211
41,650	Delphi Technologies PLC	1,893,409
36,879	Dick's Sporting Goods Inc	1,299,985
9,953	Dillard's Inc Class A(b)	940,558
19,681	Domino's Pizza Inc	5,553,388
38,545	Dunkin' Brands Group Inc(b)	2,662,303
26,110	Five Below Inc(a)	2,551,208
28,174	Herman Miller Inc	955,099
20,738	HNI Corp	771,454
49,056	ILG Inc	1,620,320
11,927	International Speedway Corp Class A	533,137
14,059	Jack in the Box Inc	1,196,702
148,227	JetBlue Airways Corp(a)	2,813,348
38,625	KB Home	1,052,145
62,861	Live Nation Entertainment Inc(a)	3,053,159
50,505	Michaels Cos Inc(a)	968,181
21,737	MSC Industrial Direct Co Inc Class A	1,844,384
25,868	Nu Skin Enterprises Inc Class A	2,022,619
1,590	NVR Inc(a)	4,722,856
23,000	Ollie's Bargain Outlet Holdings Inc(a)	1,667,500
11,569	Papa John's International Inc	586,780
27,776	Polaris Industries Inc	3,393,672
19,214	Pool Corp	2,910,921
60,125	Sally Beauty Holdings Inc(a)(b)	963,804
24,250	Scientific Games Corp Class A(a)	1,191,887
18,454	Scotts Miracle-Gro Co	1,534,635
28,331	Signet Jewelers Ltd	1,579,453
36,400	Six Flags Entertainment Corp(b)	2,549,820
64,203	Skechers USA Inc Class A(a)	1,926,732
20,917	Tempur Sealy International Inc(a)(b)	1,005,062
30,432	Texas Roadhouse Inc	1,993,600
22,718	Thor Industries Inc	2,212,506
66,687	Toll Brothers Inc	2,466,752
50,401	Toro Co	3,036,660
71,307	Tri Pointe Group Inc(a)	1,166,583
23,505	Tupperware Brands Corp	969,346
37,465	Urban Outfitters Inc(a)	1,669,066
14,848	Watsco Inc(b)	2,647,101
81,824	Wendy's Co	1,405,736
36,563	Williams-Sonoma Inc(b)	2,244,237
32,427	World Fuel Services Corp	661,835
46,000	Wyndham Hotels & Resorts Inc	2,706,180
46,000	Wyndham Worldwide Corp	2,036,420
		104,475,762
Consumer, Non-Cyclical — 15.10%
28,351	Aaron's Inc	1,231,851
37,615	Acadia Healthcare Co Inc(a)	1,538,830
28,442	Adtalem Global Education Inc(a)	1,368,060
43,092	Akorn Inc(a)	714,896
21,475	Avanos Medical Inc (a)	1,229,444

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
33,517	Avis Budget Group Inc(a)	$ 1,089,302
9,404	Bio-Rad Laboratories Inc Class A(a)	2,713,430
17,419	Bio-Techne Corp	2,577,141
4,126	Boston Beer Co Inc Class A(a)(b)	1,236,562
23,612	Brink's Co	1,883,057
16,651	Cantel Medical Corp	1,637,792
62,517	Catalent Inc(a)	2,618,837
22,210	Charles River Laboratories International Inc(a)	2,493,295
7,493	Chemed Corp	2,411,322
38,600	CoreLogic Inc(a)	2,003,340
21,873	Deluxe Corp	1,448,211
24,620	Edgewell Personal Care Co(a)	1,242,325
46,089	Encompass Health Corp	3,121,147
132,701	Exelixis Inc(a)	2,855,726
88,023	Flowers Foods Inc	1,833,519
33,815	Globus Medical Inc Class A(a)	1,706,305
2,166	Graham Holdings Co Class B	1,269,493
24,458	Haemonetics Corp(a)	2,193,393
48,152	Hain Celestial Group Inc(a)	1,434,930
35,100	Healthcare Services Group Inc(b)	1,515,969
12,965	Helen of Troy Ltd(a)	1,276,405
30,990	Hill-Rom Holdings Inc	2,706,667
7,075	ICU Medical Inc(a)	2,077,574
33,583	Ingredion Inc	3,717,638
32,860	Integra LifeSciences Holdings Corp(a)	2,116,513
67,976	Lamb Weston Holdings Inc	4,657,036
9,161	Lancaster Colony Corp	1,268,066
17,909	LifePoint Health Inc(a)	873,959
20,054	LivaNova PLC(a)	2,001,790
39,069	Mallinckrodt PLC(a)(b)	729,028
30,715	ManpowerGroup Inc	2,643,333
17,441	MarketAxess Holdings Inc	3,450,876
22,203	Masimo Corp(a)	2,168,123
45,210	MEDNAX Inc(a)	1,956,689
22,813	Molina Healthcare Inc(a)	2,234,305
23,369	NuVasive Inc(a)	1,217,992
38,212	Patterson Cos Inc(b)	866,266
31,829	Post Holdings Inc(a)	2,737,931
23,745	PRA Health Sciences Inc(a)	2,216,833
23,942	Prestige Brands Holdings Inc(a)	918,894
45,446	Rollins Inc	2,389,551
117,521	Sabre Corp	2,895,717
9,400	Sanderson Farms Inc	988,410
85,470	Service Corp International	3,058,971
16,958	Sotheby's (a)	921,498
57,598	Sprouts Farmers Market Inc(a)	1,271,188
39,311	STERIS Corp	4,128,048
27,200	Syneos Health Inc(a)	1,275,680
21,349	Teleflex Inc	5,726,015
37,918	Tenet Healthcare Corp(a)	1,272,907
8,928	Tootsie Roll Industries Inc(b)	275,429
25,927	TreeHouse Foods Inc(a)	1,361,427
23,489	United Natural Foods Inc(a)	1,002,041
20,195	United Therapeutics Corp(a)	2,285,064
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
21,197	WellCare Health Plans Inc(a)	$ 5,219,549
34,402	West Pharmaceutical Services Inc	3,415,775
18,546	WEX Inc(a)	3,532,642
		128,224,007
Energy — 5.55%
36,000	Apergy Corp(a)	1,503,000
104,309	Callon Petroleum Co(a)	1,120,279
426,056	Chesapeake Energy Corp(a)(b)	2,232,533
93,495	CNX Resources Corp(a)	1,662,341
20,650	Core Laboratories NV(b)	2,606,236
28,787	Diamond Offshore Drilling Inc(a)(b)	600,497
17,152	Dril-Quip Inc(a)	881,613
45,109	Energen Corp(a)	3,284,837
199,045	Ensco PLC Class A(b)	1,445,067
37,863	First Solar Inc(a)	1,993,865
71,360	Gulfport Energy Corp(a)	896,995
48,292	Matador Resources Co(a)	1,451,175
83,333	McDermott International Inc(a)	1,637,500
75,568	Murphy Oil Corp	2,551,931
15,158	Murphy USA Inc(a)	1,126,088
166,804	Nabors Industries Ltd	1,069,214
52,369	NOW Inc(a)(b)	698,079
126,000	Oasis Petroleum Inc(a)	1,634,220
47,364	Oceaneering International Inc	1,205,887
104,196	Patterson-UTI Energy Inc	1,875,528
53,061	PBF Energy Inc Class A	2,224,848
111,465	QEP Resources Inc(a)	1,366,561
105,853	Range Resources Corp	1,770,921
54,769	Rowan Cos PLC Class A(a)(b)	888,353
46,909	SM Energy Co	1,205,092
235,236	Southwestern Energy Co(a)	1,246,751
73,409	Superior Energy Services Inc(a)	715,004
208,333	Transocean Ltd(a)(b)	2,799,995
187,500	WPX Energy Inc(a)	3,380,625
		47,075,035
Financial — 24.51%
30,701	Alexander & Baldwin Inc REIT	721,474
7,167	Alleghany Corp	4,120,810
63,645	American Campus Communities Inc REIT	2,729,098
32,695	American Financial Group Inc	3,509,154
28,454	Aspen Insurance Holdings Ltd	1,158,078
79,355	Associated Banc-Corp	2,166,391
38,607	BancorpSouth Inc	1,272,101
19,460	Bank of Hawaii Corp	1,623,353
56,468	Bank of the Ozarks Inc	2,543,319
107,930	Brown & Brown Inc	2,992,899
43,066	Camden Property Trust REIT	3,924,605
35,835	Cathay General Bancorp	1,450,959
33,045	Chemical Financial Corp	1,839,615
76,385	CNO Financial Group Inc	1,454,370
43,817	Commerce Bancshares Inc	2,835,398
57,284	CoreCivic Inc REIT	1,368,515

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
15,800	CoreSite Realty Corp REIT	$ 1,750,956
48,559	Corporate Office Properties Trust REIT	1,407,725
193,002	Cousins Properties Inc REIT	1,870,189
26,981	Cullen/Frost Bankers Inc	2,920,423
46,749	CyrusOne Inc REIT	2,728,272
43,696	DCT Industrial Trust Inc REIT	2,915,834
73,954	Douglas Emmett Inc REIT	2,971,472
67,353	East West Bancorp Inc	4,391,416
55,958	Eaton Vance Corp	2,920,448
35,542	Education Realty Trust Inc REIT	1,474,993
29,818	EPR Properties REIT	1,931,908
19,100	Evercore Partners Inc Class A	2,014,095
45,043	Federated Investors Inc Class B	1,050,403
53,072	First American Financial Corp	2,744,884
151,997	First Horizon National Corp	2,711,626
58,293	First Industrial Realty Trust Inc REIT	1,943,489
151,949	FNB Corp	2,039,156
84,507	Fulton Financial Corp	1,394,365
239,401	Genworth Financial Inc Class A(a)	1,077,305
56,705	GEO Group Inc REIT	1,561,656
40,369	Hancock Holding Co	1,883,214
19,991	Hanover Insurance Group Inc	2,390,124
58,965	Healthcare Realty Trust Inc REIT	1,714,702
48,328	Highwoods Properties Inc REIT	2,451,679
75,488	Home BancShares Inc	1,703,009
76,363	Hospitality Properties Trust REIT	2,184,745
33,278	Interactive Brokers Group Inc Class A	2,143,436
26,100	International Bancshares Corp	1,117,080
85,064	Janus Henderson Group PLC	2,614,017
43,342	JBG SMITH Properties REIT	1,580,683
21,115	Jones Lang LaSalle Inc	3,504,879
23,187	Kemper Corp	1,754,097
46,013	Kilroy Realty Corp REIT	3,480,423
39,220	Lamar Advertising Co REIT Class A	2,679,118
52,381	LaSalle Hotel Properties REIT	1,793,002
40,367	Legg Mason Inc	1,401,946
3,740	Lendingtree Inc(a)(b)	799,612
68,664	Liberty Property Trust REIT	3,043,875
21,666	Life Storage Inc REIT	2,108,318
42,862	Mack-Cali Realty Corp REIT	869,241
38,907	MB Financial Inc	1,816,957
173,352	Medical Properties Trust Inc REIT	2,433,862
16,392	Mercury General Corp(b)	746,820
72,688	National Retail Properties Inc REIT	3,195,364
123,099	Navient Corp	1,603,980
228,133	New York Community Bancorp Inc	2,518,588
117,832	Old Republic International Corp	2,346,035
Shares		Fair Value
Financial — (continued)
92,774	Omega Healthcare Investors Inc REIT(b)	$ 2,875,994
58,120	PacWest Bancorp	2,872,290
34,093	Pinnacle Financial Partners Inc	2,091,606
28,280	Potlatch Corp REIT	1,438,038
20,699	Primerica Inc	2,061,620
32,542	Prosperity Bancshares Inc	2,224,571
44,450	Quality Care Properties Inc REIT(a)	956,120
60,190	Rayonier Inc REIT	2,328,751
29,976	Reinsurance Group of America Inc	4,001,196
18,640	RenaissanceRe Holdings Ltd	2,242,765
85,878	Sabra Health Care Inc REIT	1,866,129
61,681	SEI Investments Co	3,856,296
111,830	Senior Housing Properties Trust REIT	2,023,005
24,936	Signature Bank(a)	3,188,816
205,546	SLM Corp(a)	2,353,502
105,500	Sterling Bancorp	2,479,250
33,668	Stifel Financial Corp	1,759,153
55,128	Synovus Financial Corp	2,912,412
46,084	Tanger Factory Outlet Centers Inc REIT(b)	1,082,513
29,236	Taubman Centers Inc REIT	1,717,907
80,964	TCF Financial Corp	1,993,334
23,393	Texas Capital Bancshares Inc(a)	2,140,459
31,958	Trustmark Corp	1,042,790
20,953	UMB Financial Corp	1,597,247
102,927	Umpqua Holdings Corp	2,325,121
48,518	United Bankshares Inc	1,766,055
75,781	Uniti Group Inc REIT(a)(b)	1,517,893
49,982	Urban Edge Properties REIT	1,143,088
125,006	Valley National Bancorp	1,520,073
39,514	Washington Federal Inc	1,292,108
42,921	Webster Financial Corp	2,734,068
55,791	Weingarten Realty Investors REIT	1,718,921
26,200	Wintrust Financial Corp	2,280,710
44,655	WR Berkley Corp	3,233,469
		208,046,830
Industrial — 17.24%
19,288	Acuity Brands Inc	2,234,901
73,994	AECOM (a)	2,444,022
30,990	AGCO Corp	1,881,713
29,207	AptarGroup Inc	2,727,350
40,800	Arrow Electronics Inc(a)	3,071,424
55,180	Avnet Inc	2,366,670
19,539	Belden Inc	1,194,224
42,881	Bemis Co Inc	1,810,007
28,786	Carlisle Cos Inc	3,117,812
23,823	Clean Harbors Inc(a)	1,323,368
80,557	Cognex Corp	3,593,648
11,510	Coherent Inc(a)	1,800,394
23,514	Crane Co	1,884,177
46,968	Cree Inc(a)	1,952,460
20,472	Curtiss-Wright Corp	2,436,577

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
61,655	Donaldson Co Inc	$ 2,781,874
14,444	Dycom Industries Inc(a)(b)	1,365,102
22,699	Eagle Materials Inc	2,382,714
27,636	EMCOR Group Inc	2,105,310
28,224	Energizer Holdings Inc(b)	1,776,983
19,874	EnerSys	1,483,395
11,688	Esterline Technologies Corp(a)	862,574
17,439	GATX Corp	1,294,497
28,874	Genesee & Wyoming Inc Class A(a)	2,348,034
128,589	Gentex Corp	2,960,119
78,620	Graco Inc	3,555,196
18,338	Granite Construction Inc	1,020,693
12,302	Greif Inc Class A	650,653
25,562	Hubbell Inc	2,702,926
35,630	IDEX Corp	4,862,782
40,568	ITT Inc	2,120,489
81,416	Jabil Circuit Inc	2,251,967
65,383	KBR Inc	1,171,663
38,672	Kennametal Inc	1,388,325
88,241	Keysight Technologies Inc(a)	5,208,866
24,793	Kirby Corp(a)	2,072,695
23,575	KLX Inc(a)	1,695,043
59,172	Knight-Swift Transportation Holdings Inc	2,260,962
19,326	Landstar System Inc	2,110,399
17,491	Lennox International Inc	3,500,824
28,860	Lincoln Electric Holdings Inc	2,532,754
11,567	Littelfuse Inc	2,639,358
67,309	Louisiana-Pacific Corp	1,832,151
15,653	MSA Safety Inc	1,508,010
49,958	National Instruments Corp	2,097,237
24,075	Nordson Corp	3,091,471
78,000	nVent Electric PLC(a)	1,957,800
31,838	Old Dominion Freight Line Inc	4,742,588
35,235	Oshkosh Corp	2,477,725
77,104	Owens-Illinois Inc(a)	1,296,118
21,216	Regal Beloit Corp	1,735,469
25,327	Ryder System Inc	1,819,998
33,055	Silgan Holdings Inc	886,866
46,454	Sonoco Products Co	2,438,835
13,893	SYNNEX Corp	1,340,813
16,351	Tech Data Corp(a)	1,342,744
16,532	Teledyne Technologies Inc(a)	3,290,860
33,318	Terex Corp	1,405,686
31,543	Timken Co	1,373,698
115,607	Trimble Navigation Ltd(a)	3,796,534
71,126	Trinity Industries Inc	2,436,777
10,555	Valmont Industries Inc	1,591,166
61,214	Vishay Intertechnology Inc	1,420,165
39,807	Wabtec Corp(b)	3,924,174
20,968	Werner Enterprises Inc	787,348
25,696	Woodward Inc	1,974,995
Shares		Fair Value
Industrial — (continued)
20,184	Worthington Industries Inc	$ 847,122
		146,361,294
Technology — 9.61%
53,183	ACI Worldwide Inc(a)	1,312,025
37,357	Acxiom Corp(a)	1,118,842
82,714	Allscripts Healthcare Solutions Inc(a)	992,568
22,387	Blackbaud Inc	2,293,548
59,269	CDK Global Inc	3,855,448
29,565	Cirrus Logic Inc(a)	1,133,226
19,941	CommVault Systems Inc(a)	1,313,115
44,330	Convergys Corp	1,083,425
165,543	Cypress Semiconductor Corp	2,579,160
17,195	Dun & Bradstreet Corp	2,108,967
14,078	Fair Isaac Corp(a)	2,721,559
67,711	Fortinet Inc(a)	4,227,198
61,595	Integrated Device Technology Inc(a)	1,963,649
23,170	j2 Global Inc(b)	2,006,754
35,902	Jack Henry & Associates Inc	4,680,185
66,277	Leidos Holdings Inc	3,910,343
28,617	Lumentum Holdings Inc(a)(b)	1,656,924
31,565	Manhattan Associates Inc(a)	1,483,871
30,301	MAXIMUS Inc	1,881,995
28,611	Medidata Solutions Inc(a)	2,304,902
25,933	MKS Instruments Inc	2,481,788
18,237	Monolithic Power Systems Inc	2,437,740
55,167	NCR Corp(a)	1,653,907
36,806	NetScout Systems Inc(a)	1,093,138
67,000	Perspecta Inc	1,376,850
87,888	Pitney Bowes Inc	753,200
54,051	PTC Inc(a)	5,070,524
19,471	Science Applications International Corp	1,575,788
20,361	Silicon Laboratories Inc(a)	2,027,956
16,082	Synaptics Inc(a)	810,050
56,136	Teradata Corp(a)	2,253,860
91,049	Teradyne Inc	3,466,235
16,659	Tyler Technologies Inc(a)	3,699,964
13,559	Ultimate Software Group Inc(a)	3,488,866
52,907	VeriFone Systems Inc(a)	1,207,338
24,839	Zebra Technologies Corp Class A(a)	3,558,187
		81,583,095
Utilities — 4.73%
24,000	ALLETE Inc	1,857,840
82,050	Aqua America Inc(b)	2,886,519
51,734	Atmos Energy Corp	4,663,303
25,687	Black Hills Corp(b)	1,572,301
51,201	Hawaiian Electric Industries Inc	1,756,194
23,308	IDACORP Inc	2,149,930
90,634	MDU Resources Group Inc	2,599,383
39,520	National Fuel Gas Co	2,092,979
41,252	New Jersey Resources Corp	1,846,027
23,649	NorthWestern Corp	1,353,905

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Utilities — (continued)
92,719	OGE Energy Corp	$ 3,264,636
24,698	ONE Gas Inc	1,845,929
37,297	PNM Resources Inc	1,450,853
22,755	Southwest Gas Corp	1,735,524
80,985	UGI Corp	4,216,889
38,390	Vectren Corp	2,742,966
24,170	WGL Holdings Inc	2,145,088
		40,180,266
TOTAL COMMON STOCK — 97.00% (Cost $663,883,141)		$823,420,996
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.33%
$19,800,000	Federal Home Loan Bank 1.57%, 07/02/2018	19,798,295
Repurchase Agreements — 5.13%
10,335,267	Undivided interest of 11.16% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $10,335,267 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(c)	10,335,267
10,335,267	Undivided interest of 11.96% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $10,335,267 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(c)	10,335,267
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$10,335,267	Undivided interest of 19.43% in a repurchase agreement (principal amount/value $53,274,312 with a maturity value of $53,283,724) with Scotia Capital (USA) Inc, 2.12%, dated 6/29/18 to be repurchased at $10,335,267 on 7/2/18 collateralized by various U.S. Government Agency securities, 2.50% - 6.43%, 2/1/21 - 6/1/48, with a value of $54,349,398.(c)	$ 10,335,267
10,335,267	Undivided interest of 31.70% in a repurchase agreement (principal amount/value $32,648,447 with a maturity value of $32,654,269) with ING Financial Markets LLC, 2.14%, dated 6/29/18 to be repurchased at $10,335,267 on 7/2/18 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 1.38% - 6.00%, 9/1/18 - 6/1/48, with a value of $33,301,422.(c)	10,335,267
2,173,412	Undivided interest of 33.95% in a repurchase agreement (principal amount/value $6,411,842 with a maturity value of $6,412,948) with Bank of Montreal, 2.07%, dated 6/29/18 to be repurchased at $2,173,412 on 7/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 7/31/18 - 6/1/48, with a value of $6,540,082.(c)	2,173,412
		43,514,480
SHORT TERM INVESTMENTS — 7.46% (Cost $63,312,775)		$ 63,312,775
TOTAL INVESTMENTS — 104.46% (Cost $727,195,916)		$886,733,771
OTHER ASSETS & LIABILITIES, NET — (4.46)%		$ (37,850,542)
TOTAL NET ASSETS — 100.00%		$848,883,229

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 29, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
At June 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	128	25,038,080	September 2018	$(496,414)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $42,473,493 of securities on loan)(a)	$843,219,291
Repurchase agreements, fair value(b)	43,514,480
Cash	870,085
Margin deposits	1,277,405
Dividends receivable	776,698
Subscriptions receivable	2,159,424
Receivable for investments sold	5,388,196
Variation margin on futures contracts	23,400
Total Assets	897,228,979
LIABILITIES:
Payable for director fees	2,058
Payable for distribution fees	72
Payable for investments purchased	2,855,580
Payable for other accrued fees	47,092
Payable for shareholder services fees	98,523
Payable to investment adviser	124,819
Payable upon return of securities loaned	43,514,480
Redemptions payable	1,703,126
Total Liabilities	48,345,750
NET ASSETS	$848,883,229
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,900,552
Paid-in capital in excess of par	624,647,951
Net unrealized appreciation	159,041,441
Undistributed net investment income	441,839
Accumulated net realized gain	57,851,446
NET ASSETS	$848,883,229
NET ASSETS BY CLASS
Investor Class	$345,246,838
Class L	$379,748
Institutional Class	$503,256,643
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	19,958,919
Class L	35,778
Institutional Class	49,010,826
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$17.30
Class L	$10.61
Institutional Class	$10.27
(a) Cost of investments	$683,681,436
(b) Cost of repurchase agreements	$43,514,480
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Interest	$110,996
Income from securities lending	145,252
Dividends	6,583,214
Foreign withholding tax	(3,354)
Total Income	6,836,108
EXPENSES:
Management fees	753,245
Shareholder services fees – Investor Class	602,056
Shareholder services fees – Class L	599
Audit and tax fees	14,812
Custodian fees	9,168
Director's fees	8,365
Distribution fees – Class L	423
Legal fees	973
Pricing fees	759
Registration fees	32,077
Shareholder report fees	3,745
Transfer agent fees	5,439
Other fees	2,140
Total Expenses	1,433,801
Less amount waived by investment adviser	17,445
Net Expenses	1,416,356
NET INVESTMENT INCOME	5,419,752
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	48,146,109
Net realized loss on futures contracts	(22,524)
Net Realized Gain	48,123,585
Net change in unrealized depreciation on investments	(24,477,857)
Net change in unrealized depreciation on futures contracts	(542,028)
Net Change in Unrealized Depreciation	(25,019,885)
Net Realized and Unrealized Gain	23,103,700
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,523,452
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West S&P Mid Cap 400® Index Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$5,419,752	$10,281,253
Net realized gain	48,123,585	57,185,307
Net change in unrealized appreciation (depreciation)	(25,019,885)	52,649,923
Net Increase in Net Assets Resulting from Operations	28,523,452	120,116,483
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(963,375)	(1,971,945)
Class L	(1,984)	(4,533)
Institutional Class	(4,012,554)	(9,458,314)
From net investment income	(4,977,913)	(11,434,792)
From net realized gains
Investor Class	-	(16,501,240)
Class L	-	(21,367)
Institutional Class	-	(38,838,812)
From net realized gains	0	(55,361,419)
Total Distributions	(4,977,913)	(66,796,211)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	69,675,761	165,124,114
Class L	40,068	349,098
Institutional Class	58,043,880	91,814,165
Shares issued in reinvestment of distributions
Investor Class	963,375	18,473,185
Class L	1,984	25,900
Institutional Class	4,012,554	48,297,126
Shares redeemed
Investor Class	(80,208,489)	(191,061,605)
Class L	(10,949)	(44,477)
Institutional Class	(72,421,011)	(91,811,134)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(19,902,827)	41,166,372
Total Increase in Net Assets	3,642,712	94,486,644
NET ASSETS:
Beginning of Period	845,240,517	750,753,873
End of Period(a)	$848,883,229	$845,240,517
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West S&P Mid Cap 400® Index Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,098,432	10,219,232
Class L	3,792	34,642
Institutional Class	5,673,558	9,153,205
Shares issued in reinvestment of distributions
Investor Class	54,644	1,110,239
Class L	183	2,501
Institutional Class	383,610	4,835,584
Shares redeemed
Investor Class	(4,704,664)	(11,772,175)
Class L	(1,061)	(4,279)
Institutional Class	(7,011,350)	(8,978,198)
Net Increase (Decrease)	(1,502,856)	4,600,751
(a) Including undistributed net investment income:	$441,839	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$16.81	0.09	0.45	0.54	(0.05)	-	(0.05)	$17.30	3.20% (d)
12/31/2017	$15.36	0.17	2.22	2.39	(0.10)	(0.84)	(0.94)	$16.81	15.64%
12/31/2016	$13.35	0.17	2.50	2.67	(0.08)	(0.58)	(0.66)	$15.36	19.96%
12/31/2015	$14.68	0.15	(0.55)	(0.40)	(0.14)	(0.79)	(0.93)	$13.35	(2.77%)
12/31/2014	$14.10	0.14	1.17	1.31	(0.21)	(0.52)	(0.73)	$14.68	9.21%
12/31/2013	$10.97	0.13	3.45	3.58	(0.21)	(0.24)	(0.45)	$14.10	32.71%
Class L
06/29/2018(Unaudited)	$10.35	0.04	0.28	0.32	(0.06)	-	(0.06)	$10.61	3.04% (d)
12/31/2017 (e)	$10.00	0.07	1.13	1.20	(0.15)	(0.70)	(0.85)	$10.35	12.10% (d)
Institutional Class
06/29/2018(Unaudited)	$10.01	0.07	0.27	0.34	(0.08)	-	(0.08)	$10.27	3.41% (d)
12/31/2017	$ 9.54	0.14	1.37	1.51	(0.20)	(0.84)	(1.04)	$10.01	16.05%
12/31/2016	$ 8.55	0.14	1.60	1.74	(0.17)	(0.58)	(0.75)	$ 9.54	20.43%
12/31/2015 (f)	$10.00	0.10	(0.68)	(0.58)	(0.16)	(0.71)	(0.87)	$ 8.55	(5.88%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$345,247	0.55% (h)	0.55% (h)	1.08% (h)	12% (d)
12/31/2017	$344,709	0.58%	0.58%	1.06%	25%
12/31/2016	$321,816	0.60%	0.60%	1.21%	30%
12/31/2015	$238,419	0.60%	0.60%	1.00%	25%
12/31/2014	$544,964	0.60%	0.60%	0.98%	20%
12/31/2013	$431,206	0.60%	0.60%	0.97%	13%
Class L
06/29/2018 (Unaudited)(e)	$ 380	10.09% (h)	0.80% (h)	0.84% (h)	12% (d)
12/31/2017 (e)	$ 340	4.61% (h)	0.79% (h)	0.93% (h)	25%
Institutional Class
06/29/2018 (Unaudited)	$503,257	0.19% (h)	0.19% (h)	1.44% (h)	12% (d)
12/31/2017	$500,191	0.22%	0.22%	1.43%	25%
12/31/2016	$428,938	0.25%	0.25%	1.55%	30%
12/31/2015 (f)	$373,720	0.25% (h)	0.25% (h)	1.56% (h)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 7, 2017.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein.The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 29, 2018

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 823,420,996	$ —	$ —	$ 823,420,996
Short Term Investments	—	63,312,775	—	63,312,775
Total Assets	$ 823,420,996	$ 63,312,775	$ 0	$ 886,733,771
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (496,414)	$ —	$ —	$ (496,414)
Total Liabilities	$ (496,414)	$ 0	$ 0	$ (496,414)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 29, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$729,130,031
Gross unrealized appreciation on investments	199,901,388
Gross unrealized depreciation on investments	(42,794,062)
Net unrealized appreciation on investments	$157,107,326
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 29, 2018

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 100 futures contracts for the reporting period.
Valuation of derivative investments as of June 29, 2018 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$(496,414) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 29, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(22,524)	Net change in unrealized depreciation on futures contracts	$(542,028)

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.18% of the Fund’s average daily net assets up to $1 billion dollars, 0.13% of the Fund’s average daily net assets over $1 billion dollars and 0.08% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.20% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 29, 2018

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimursed Fees by the Adviser
$17,445	$8,581	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $97,926,687 and $135,035,687, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $42,473,493 and received collateral as reported on the Statement of Assets and Liabilities of $43,514,480 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 29, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 29, 2018

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West S&P Mid Cap 400 Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, and five-year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.
The Board noted that, although the Fund underperformed the index the Fund is designed to track for the annualized one-, three-, and five-year periods ended December 31, 2017 primarily due to Fund expenses, the Fund’s Investor Class was in the second, first and second quartiles, respectively of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the same periods and the Fund’s Institutional Class was in the second, first and first quartiles, respectively, of the peer group for the same periods. The Board concluded it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Investor Class Contractual Management Fee was higher than the median and lower than the average contractual management fees of its peer group of funds and the Fund’s Institutional Class Contractual Management Fee was the same as the average and median contractual management fees of its peer group of funds. The Board also noted that the Fund’s Investor Class total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and higher than the average and median of its peer group and the median of its peer universe but lower than the average of its peer universe. The Fund’s Institutional Class total annual operating expense ratio was the same as the average, lower than the median of its peer group and lower than the average and median of its peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were consistent with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to five funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018